Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before tax	$ 1,795	$ 40,466	$ 4,188
At applicable statutory tax rate
Amount computed at corporate tax of 0%	0	0	0
Foreign tax rate differences	(960)	44	0
Permanent differences:
Tax deduction foreign exchange losses in local currency	0	(2,535)	0
Non deductible withholding taxes	905	189	0
Tax credits and exemptions	(1,497)	0	0
Non deductible other financial items	286	0	0
Non deductible foreign exchange loss	61	0	0
Other non deductible costs	198	60	0
Deferred tax asset not probable of realization	0	2,626	0
Adjustment for valuation allowance	1,488	(384)	0
Tax expense (benefit) for year recognized in net income	$ 481	$ 0	$ 0